UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: July 31

Date of reporting period: January 31, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

January 31, 2010

Semi-Annual Report

Legg Mason

Western Asset

Municipal High Income Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current income exempt from regular federal income tax*.

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Fund name change

Prior to October 5, 2009, the Fund was known as Legg Mason Partners Municipal High Income Fund. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

Letter from the Chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Western Asset Municipal High Income Fund for the six-month period ended January 31, 2010.

Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period. Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

February 26, 2010

II	Legg Mason Western Asset Municipal High Income Fund

Investment commentary

Economic review

Following four consecutive quarters of negative economic growth, the lengthiest recession since the Great Depression finally appeared to have ended during the reporting period.

Looking back, the U.S. Department of Commerce reported that first quarter 2009 U.S. gross domestic product (“GDP”)i contracted 6.4%. The economic environment then started to get relatively better during the second quarter, as GDP fell 0.7%. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending. After contracting four consecutive quarters, the Commerce Department reported that third quarter 2009 GDP growth was 2.2%. A variety of factors helped the economy to expand, including the government’s $787 billion stimulus program, its “Cash for Clunkers” car rebate program, which helped spur an increase in car sales, and tax credits for first-time home buyers. Economic growth then accelerated during the fourth quarter of 2009, as the preliminary estimate for GDP growth was 5.9%. The Commerce Department cited a slower drawdown in business inventories and consumer spending as contributing factors spurring the economy’s higher growth rate.

Even before GDP data started to meaningfully improve, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.9 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). PMI data subsequently showed that manufacturing expanded from September through January 2010 as well. January’s PMI reading of 58.4 was its highest level since August 2004.

While the housing market has shown signs of life, a continued large inventory of unsold homes could lead to a choppy recovery. At the end of January 2010, there was a 7.8 month supply of unsold homes, up from a 7.2 month supply in December 2009. According to its most recent data, the S&P/Case-Shiller Home Price Indexiii indicated that month-over-month home prices rose for the seventh straight month in December (on a seasonally-adjusted basis). However, according to the National Association of Realtors, existing home sales fell by 16.2% in December 2009 and 7.2% in January 2010. December’s decline was not surprising, as sales had moved higher in November as first-time home buyers rushed to complete sales before the original November deadline for the government’s $8,000 tax credit. However, with the government extending this tax credit until the end of April 2010, January’s sales decline was unexpected.

One area that remained weak — and could potentially jeopardize the economic recovery — was the labor market. While monthly job losses have moderated compared to the first quarter of 2009, the unemployment rate remained elevated during the reporting period. After reaching a twenty-six-year high of 10.1% in October 2009, the unemployment rate fell to 10.0% for November and December and subsequently declined to 9.7% in January. However, according to revised U.S. Department of Labor figures, roughly 600,000 more jobs were lost in 2009 than previously reported. In addition, 8.4 million jobs have been lost since the recession officially began in December 2007.

Financial market overview

In a continuation from the second quarter of 2009, the financial markets were largely characterized by healthy investor risk appetite and solid results by lower-quality bonds during the six months ended January 31, 2010.

In the fixed-income market, riskier sectors, such as high-yield bonds and emerging market debt, significantly outperformed U.S. Treasuries. This was in sharp contrast to 2008 and early 2009, when the financial markets were negatively impacted by periods of extreme volatility, illiquidity and heightened risk aversion. There were a number of factors contributing to the continued turnaround in the financial markets, including improving economic conditions, renewed investor confidence and the accommodative monetary policy by the Federal Reserve Board (“Fed”)iv.

While economic news often surprised on the upside during the reporting period, incoming economic data did not suggest a dramatic rebound in growth in 2010. Given this, the Fed kept the federal funds ratev in a range of 0 to 1/4 percent during each of its five meetings during the period. At its meeting in January 2010, the Fed said it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

However, after the reporting period ended, the Fed did take a first step in reversing its accommodative monetary stance. On February 18, 2010, the Fed

Legg Mason Western Asset Municipal High Income Fund	III

Investment commentary (cont’d)

raised the discount rate, the interest rate it charges banks for temporary loans, from 0.50% to 0.75%. The Fed also expects to end its $1.25 trillion mortgage securities purchase program by the end of the first quarter of 2010.

Fixed-income market review

Continuing the trend that began in early 2009, nearly every spread sector outperformed equal-durationvi Treasuries during the six months ended January 31, 2010. While risk aversion ruled the fixed-income markets during much of 2008 and early 2009, by the end of the first quarter of 2009, there was robust demand for riskier, and higher-yielding, fixed-income securities. Despite some temporary setbacks, riskier assets continued to perform well during the reporting period.

Both short- and long-term Treasury yields fluctuated during the reporting period. After starting the period at 1.13% and 3.52%, respectively, two- and ten-year Treasury yields then moved sharply higher in early August, peaking at 1.32% and 3.89%, respectively. Yields then generally declined through the end of November, with two- and ten-year Treasury yields falling to 0.67% and 3.21% respectively. With economic data further improving at the end of 2009, yields then moved sharply higher in December, as two- and ten-year Treasury yields spiked to 1.14% and 3.85%, respectively, on December 31st. However, some mixed economic data in January caused yields to decline again, and two- and ten- year Treasuries ended the reporting period at 0.82% and 3.63%, respectively.

Over the six months ended January 31, 2010, longer-term yields moved higher as economic data improved and there were fears of future inflation given the government’s massive stimulus program. With risk aversion being replaced with robust risk appetite, spread sector (non-Treasury) prices moved higher. The municipal bond market outperformed its taxable bond counterpart over the six months ended January 31, 2010. Over that period, the Barclays Capital Municipal Bond Indexvii and the Barclays Capital U.S. Aggregate Indexviii returned 4.90% and 3.87%, respectively. Despite falling tax receipts, the municipal market generated solid results due to strong demand from investors seeking tax-free income. The decline in new issuance of tax-free bonds also fed the market’s demand.

Performance review

For the six months ended January 31, 2010, Class A shares of Legg Mason Western Asset Municipal High Income Fund, excluding sales charges, returned 9.58%. The Fund’s unmanaged benchmark, the Barclays Capital Municipal Bond Index, returned 4.90% over the same time frame. The Lipper High Yield Municipal Debt Funds Category Average1 returned 12.53% for the same period.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of January 31, 2010
(Excluding sales charges) (unaudited)	6 months
Legg Mason Western Asset Municipal High Income Fund:
Class A	9.58%
Class B	9.22%
Class C	9.23%
Class I	9.59%
Barclays Capital Municipal Bond Index	4.90%
Lipper High Yield Municipal Debt Funds Category Average	12.53%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended January 31, 2010 for Class A, B, C and I shares were 5.16%, 4.81%, 4.82% and 5.51%, respectively. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yields for Class A, B, C and I shares would have been 5.16%, 4.81%, 4.82% and 5.48%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended January 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 118 funds in the Fund’s Lipper category, and excluding sales charges.

IV	Legg Mason Western Asset Municipal High Income Fund

Total Annual Operating Expenses (unaudited)

As of the Fund’s most current prospectus dated November 30, 2009, the gross total operating expense ratios for Class A, Class B, Class C and Class I shares were 0.77%, 1.33%, 1.34% and 0.68%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.65% for Class I shares. This expense limitation cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

February 26, 2010

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. A significant portion of portfolio holdings may be invested in lower-quality securities, which present greater risk of loss of principal and interest than higher-rated securities. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All investments are subject to risk including possible loss of principal. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vii	The Barclays Capital Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

viii

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Legg Mason Western Asset Municipal High Income Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of January 31, 2010 and July 31, 2009 and does not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (load) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2009 and held for the six months ended January 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	9.58%	$1,000.00	$1,095.80	0.76%	$4.01
Class B	9.22	1,000.00	1,092.20	1.33	7.01
Class C	9.23	1,000.00	1,092.30	1.33	7.01
Class I	9.59	1,000.00	1,095.90	0.65	3.43

[1]	For the six months ended January 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[2]
Class A	5.00%	$1,000.00	$1,021.37	0.76%	$3.87
Class B	5.00	1,000.00	1,018.50	1.33	6.77
Class C	5.00	1,000.00	1,018.50	1.33	6.77
Class I	5.00	1,000.00	1,021.93	0.65	3.31

[1]	For the six months ended January 31, 2010.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report

Schedule of investments (unaudited)

January 31, 2010

Legg Mason Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.3%
Alaska — 0.3%
Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport	8.125%	5/1/31	$2,300,000	$2,041,365	(a)
Arizona — 2.2%
Arizona Health Facilities Authority Revenue, Catholic Healthcare West	6.625%	7/1/20	2,900,000	3,005,386	(b)
Pima County, AZ, IDA:
Educational Revenue, Noah Webster Basic	6.125%	12/15/34	1,000,000	827,540
Revenue, Tucson Electric Power Co.	5.750%	9/1/29	9,000,000	9,080,370
University Medical Center Corp., AZ, Hospital Revenue	6.000%	7/1/24	1,250,000	1,348,700
University Medical Center Corp., AZ, Hospital Revenue	6.500%	7/1/39	2,000,000	2,130,160
Total Arizona				16,392,156
Arkansas — 0.7%
Arkansas State Development Financing Authority:
Hospital Revenue, Washington Regional Medical Center	7.375%	2/1/29	4,000,000	4,000,000	(b)
Industrial Facilities Revenue, Potlatch Corp. Projects	7.750%	8/1/25	1,000,000	1,014,640	(a)
Total Arkansas				5,014,640
California — 11.1%
Alhambra, CA, Revenue, Atherton Baptist Homes	7.500%	1/1/30	1,640,000	1,631,456
Alhambra, CA, Revenue, Atherton Baptist Homes	7.625%	1/1/40	1,500,000	1,491,975
Barona, CA, Band of Mission Indians, GO	8.250%	1/1/20	6,000,000	5,648,460
California EFA Revenue, College and University Financing Program	5.000%	2/1/12	1,440,000	1,417,536
California EFA Revenue, College and University Financing Program	5.000%	2/1/14	1,595,000	1,520,609
California EFA Revenue, College and University Financing Program	5.000%	2/1/15	1,670,000	1,558,528
California Health Facilities Financing Authority Revenue, Kaiser Permanente	5.250%	4/1/39	5,000,000	4,756,400
California Statewide CDA Revenue:
East Campus Apartments LLC	5.625%	8/1/34	1,000,000	887,900
Lodi Memorial Hospital, California Mortgage Insurance	5.000%	12/1/37	15,000,000	12,790,950
Senior Living-Presbyterian Homes	4.750%	11/15/26	1,920,000	1,705,402
Senior Living-Presbyterian Homes	4.875%	11/15/36	6,000,000	5,042,460
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue	7.875%	6/1/42	3,150,000	3,817,705	(b)
M-S-R Energy Authority, CA Gas Revenue	7.000%	11/1/34	8,000,000	8,912,400	(c)
M-S-R Energy Authority, CA Gas Revenue	7.000%	11/1/34	22,000,000	24,509,100
Palomar, CA, Pomerado Health Care District, COP	6.750%	11/1/39	5,000,000	5,128,400
Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/36	1,250,000	1,027,750
Total California				81,847,031
Colorado — 5.6%
Colorado Educational & Cultural Facilities Authority Revenue:
Charter School:
Peak to Peak Project	7.500%	8/15/21	1,245,000	1,348,659	(b)
Refunding, Jefferson Project	6.000%	6/15/33	1,500,000	1,226,715
Cheyenne Mountain Charter	5.375%	6/15/38	2,585,000	2,598,080
Colorado Health Facilities Authority Revenue:
Christian Living Communities Project	5.750%	1/1/37	2,000,000	1,686,100
Parkview Medical Center Project	6.600%	9/1/25	1,000,000	1,090,080	(b)
The Evangelical Lutheran Good Samaritan Society	6.125%	6/1/38	7,000,000	7,005,810
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	20,000,000	22,035,800

See Notes to Financial Statements.

Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

January 31, 2010

Legg Mason Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Colorado —continued
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	$4,000,000	$3,247,680
Southlands, CO, Metropolitan District No. 1, GO	7.125%	12/1/34	1,000,000	1,251,450	(b)
Total Colorado				41,490,374
Connecticut — 0.5%
Connecticut State Development Authority, IDR, AFCO Cargo LLC Project	8.000%	4/1/30	4,000,000	3,640,440	(a)
Delaware — 0.1%
New Castle County, DE, Revenue, Newark Charter School Inc. Project	5.000%	9/1/36	1,000,000	814,570
District of Columbia — 0.1%
District of Columbia COP, District Public Safety & Emergency, AMBAC	5.500%	1/1/19	1,000,000	1,054,880
Florida — 2.5%
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	1,000,000	817,040
Gramercy Farms Community, Development District Special Assessment	5.100%	5/1/14	6,995,000	3,325,073
Hillsborough County, FL, IDA Revenue, National Gypsum Convention	7.125%	4/1/30	1,000,000	693,790	(a)
Miami-Dade County, FL, Solid Waste Systems Revenue, NATL	5.000%	10/1/18	2,000,000	2,097,220
Orange County, FL, Health Facilities Authority Revenue, First Mortgage, GF, Orlando Inc. Project	9.000%	7/1/31	2,000,000	1,984,720
Reunion East Community Development District, Special Assessment	7.375%	5/1/33	2,500,000	1,807,725
Seminole Tribe Florida Special Obligation Revenue	5.750%	10/1/22	5,000,000	4,872,500	(d)
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	3,000,000	2,687,520	(d)
Total Florida				18,285,588
Georgia — 5.2%
Atlanta, GA:
Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	5,865,000	5,872,448
Water & Wastewater Revenue	6.250%	11/1/39	15,000,000	15,803,700
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	9,000,000	9,879,750
Gainesville & Hall County, GA:
Development Authority Retirement Community Revenue, Acts Retirement-Life Communities Inc.	6.375%	11/15/29	700,000	725,424
Development Authority Retirement Community Revenue, Acts Retirement-Life Communities Inc.	6.625%	11/15/39	1,085,000	1,129,941
Development Authority Revenue, Senior Living Facilities, Lanier Village Estates	7.250%	11/15/29	1,500,000	1,515,180
Marietta, GA, Development Authority Revenue, Life University Inc. Project	7.000%	6/15/39	4,000,000	3,675,400
Total Georgia				38,601,843
Hawaii — 2.4%
Hawaii State Department of Budget & Finance Special Purpose:
Revenue, Hawaiian Electric Co.	6.500%	7/1/39	8,000,000	8,599,360
Senior Living Revenue	6.400%	11/15/14	2,100,000	2,123,310
Senior Living Revenue	7.500%	11/15/15	6,200,000	6,407,452
15 Craigside Project	8.750%	11/15/29	800,000	877,024
Total Hawaii				18,007,146
Illinois — 2.7%
Illinois Development Finance Authority Revenue:
Chicago Charter School Foundation Project	6.250%	12/1/32	2,000,000	2,298,060	(b)
Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,170,343	(a)

See Notes to Financial Statements.

4	Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report

Legg Mason Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois Finance Authority Revenue, Refunding:
Chicago Charter School Project	5.000%	12/1/36	$3,000,000	$2,535,390
OSF Healthcare Systems	5.750%	11/15/37	2,500,000	2,462,250
Illinois Finance Authority, Student Housing, Revenue, Refunding, Educational Advancement Fund Inc.	5.250%	5/1/34	9,470,000	7,736,990
Illinois Health Facilities Authority Revenue, Passavant Memorial Area Hospital	6.000%	10/1/24	1,500,000	1,570,875	(b)
Total Illinois				19,773,908
Indiana — 1.9%
Indiana Health Facilities Financing Authority, Hospital Revenue, Riverview Hospital Project	6.125%	8/1/31	2,000,000	2,000,920
Indiana Municipal Power Agency Power Supply System Revenue	6.000%	1/1/39	10,000,000	10,622,800
Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment	5.250%	2/1/31	1,400,000	1,343,272
Total Indiana				13,966,992
Kansas — 0.3%
Overland Park, KS, Development Corp. Revenue, First Tier	7.375%	1/1/32	1,995,000	2,139,757	(b)
Kentucky — 1.5%
Louisville & Jefferson County, KY, Metro Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	3,500,000	3,335,780
Owen County, KY, Waterworks System Revenue, Kentucky American Water Co. Project	6.250%	6/1/39	7,000,000	7,478,520
Total Kentucky				10,814,300
Louisiana — 2.9%
Epps, LA, COP	8.000%	6/1/18	1,000,000	1,004,110
Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA	6.550%	9/1/25	1,965,000	1,752,033
Rapides, LA, Finance Authority Revenue, Cleco Power LLC Project	6.000%	10/1/11	6,000,000	6,304,140	(a)(e)
St. John Baptist Parish, LA, Revenue, Marathon Oil Corp.	5.125%	6/1/37	13,175,000	12,515,328
Total Louisiana				21,575,611
Maryland — 4.0%
Maryland Industrial Development Financing Authority Economic Development Revenue, Our Lady of Good Counsel School	6.000%	5/1/35	1,000,000	916,320
Maryland State Economic Development Corp.:
EDR:
Term Project	5.750%	6/1/35	7,500,000	7,612,500	(c)
Transportation Facilities Project	5.750%	6/1/35	10,625,000	10,772,688
Student Housing Revenue, University of Maryland College Park Projects	5.800%	6/1/38	5,000,000	4,992,650
Maryland State Health & Higher EFA Revenue:
Maryland Institute College of Art	5.000%	6/1/21	1,900,000	1,923,123
Maryland Institute College of Art	5.000%	6/1/24	2,095,000	2,092,737
Washington Christian Academy	5.250%	7/1/18	250,000	125,278
Washington Christian Academy	5.500%	7/1/38	1,170,000	526,968
Washington County Hospital	5.750%	1/1/38	750,000	730,650
Total Maryland				29,692,914
Massachusetts — 3.2%
Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project	7.875%	3/1/25	1,295,000	1,087,230	(a)
Massachusetts State DFA Revenue, Briarwood	8.250%	12/1/30	3,000,000	3,215,100	(b)

See Notes to Financial Statements.

Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

January 31, 2010

Legg Mason Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Massachusetts State, HEFA Revenue:
Caritas Christi Obligation	6.750%	7/1/16	$2,000,000	$2,086,020
Suffolk University	5.750%	7/1/39	13,740,000	13,888,392
University of Massachusetts, Memorial Health Care Inc.	5.000%	7/1/33	4,000,000	3,630,760
Total Massachusetts				23,907,502
Michigan — 1.5%
Allen Academy, MI, COP	8.000%	6/1/33	3,500,000	3,012,940
Cesar Chavez Academy, COP	6.500%	2/1/33	1,635,000	1,386,431
Cesar Chavez Academy, COP	8.000%	2/1/33	1,600,000	1,603,232
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	4,728,920
Total Michigan				10,731,523
Minnesota — 0.4%
Sartell, MN, Health Care & Housing Facilities Revenue, Foundation for Health Care Project	8.000%	9/1/30	1,670,000	1,640,140
St. Paul, MN, Port Authority Lease Revenue, Regions Hospital Parking Ramp Project	5.000%	8/1/21	475,000	413,397
St. Paul, MN, Port Authority Lease Revenue, Regions Hospital Parking Ramp Project	5.000%	8/1/36	1,375,000	1,041,604
Total Minnesota				3,095,141
Missouri — 0.8%
Kansas City, MO, Tax Increment Financing Commission, Tax Increment Revenue, Maincor Project	5.000%	3/1/12	495,000	486,570
Raytown, MO, Annual Appropriation Supported Tax, Raytown Live Redevelopment Plan Project 1	5.000%	12/1/19	1,000,000	1,002,970
Raytown, MO, Annual Appropriation Supported Tax, Raytown Live Redevelopment Plan Project 1	5.000%	12/1/20	1,555,000	1,548,469
Raytown, MO, Annual Appropriation Supported Tax, Raytown Live Redevelopment Plan Project 1	5.125%	12/1/25	1,750,000	1,753,587
St. Joseph, MO, IDA, Sewer Systems Improvements Project	5.000%	4/1/27	1,325,000	1,356,946
Total Missouri				6,148,542
Montana — 0.4%
Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project	7.000%	12/31/19	3,215,000	2,634,628	(a)
New Hampshire — 0.5%
New Hampshire HEFA Revenue:
Healthcare System, Covenant Health System	5.500%	7/1/34	2,000,000	1,973,460
New Hampshire College	7.500%	1/1/31	1,500,000	1,606,215	(b)
Total New Hampshire				3,579,675
New Jersey — 3.4%
New Jersey EDA, Retirement Community Revenue, SeaBrook Village Inc.	8.250%	11/15/30	3,750,000	4,020,450	(b)
New Jersey EDA Revenue, Newark Downtown District Management Corp.	5.125%	6/15/27	400,000	366,568
New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital Obligation Group	5.250%	7/1/30	9,000,000	7,550,280
New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital Obligation Group	7.500%	7/1/30	5,000,000	5,190,000	(b)
New Jersey State, EDA, Revenue, Refunding	6.875%	1/1/37	11,000,000	8,344,490	(a)
Total New Jersey				25,471,788

See Notes to Financial Statements.

6	Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report

Legg Mason Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New Mexico — 1.0%
Otero County, NM:
COP, Jail Project Revenue	5.750%	4/1/18	$1,630,000	$1,446,169
COP, Jail Project Revenue	6.000%	4/1/23	500,000	418,385
COP, Jail Project Revenue	6.000%	4/1/28	500,000	390,680
Jail Project Revenue	7.500%	12/1/24	5,510,000	5,290,757
Total New Mexico				7,545,991
New York — 4.8%
Brookhaven, NY, IDA Civic Facilities Revenue, Memorial Hospital Medical Center Inc.	8.250%	11/15/30	1,000,000	1,068,640	(b)
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	22,720,000	23,222,794
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College	5.000%	8/1/46	2,500,000	2,218,550
Herkimer County, NY, IDA, Folts Adult Home, FHA, GNMA	5.500%	3/20/40	990,000	1,036,441
Monroe County, NY, IDA, Civic Facilities Revenue, Woodland Village Project	8.550%	11/15/32	1,000,000	1,080,090	(b)
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	3,300,000	3,008,610
New York City, NY, IDA, Civic Facilities Revenue:
Amboy Properties Corp. Project	6.750%	6/1/20	2,380,000	2,190,409
Community Hospital Brooklyn	6.875%	11/1/10	285,000	286,339
Special Needs Facilities Pooled Program	8.125%	7/1/19	1,380,000	1,409,739	(b)
Total New York				35,521,612
Ohio — 0.7%
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Senior Housing St. Clarence	6.125%	5/1/26	500,000	422,315
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,500,000	2,529,950
Miami County, OH, Hospital Facilities Revenue, Refunding & Improvement Upper Valley Medical Center	5.250%	5/15/26	2,000,000	1,889,480
Total Ohio				4,841,745
Oklahoma — 0.3%
Oklahoma HFA, Single-Family Mortgage, GNMA	7.997%	8/1/18	195,000	195,000	(a)
Tulsa, OK, Municipal Airport Revenue, American Airlines	7.350%	12/1/11	2,200,000	2,178,330
Total Oklahoma				2,373,330
Oregon — 0.1%
Klamath Falls, OR, Inter Community Hospital Authority Revenue:
Merle West Medical Center	6.250%	9/1/31	630,000	723,593	(b)
Unrefunded Balance, Merle West Medical Center	6.250%	9/1/31	370,000	329,914
Total Oregon				1,053,507
Pennsylvania — 7.3%
Allegheny County, PA, IDA Revenue, Environmental Improvement, US Steel Corp.	6.750%	11/1/24	6,500,000	6,733,675
Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliate Services Inc. Project	7.250%	1/1/35	1,000,000	1,181,580	(b)
Dauphin County, PA, General Authority Revenue, Office & Parking, Riverfront Office Center Project	6.000%	1/1/25	5,000,000	4,051,750
Harrisburg, PA, Authority University Revenue, Harrisburg University of Science	6.000%	9/1/36	3,000,000	2,617,410
Hazleton, PA, Health Services Authority, Hospital Revenue, St. Joseph’s Medical Center	6.200%	7/1/26	1,000,000	921,670
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,099,520

See Notes to Financial Statements.

Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

January 31, 2010

Legg Mason Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project	6.000%	11/15/35	$1,000,000	$926,010
Lehigh County, PA, General Purpose Authority Revenue, First Mortgage Bible Fellowship Church Home Inc.	7.750%	11/1/33	3,500,000	3,530,870
Northumberland County, PA, IDA Facilities Revenue, NHS Youth Services Inc. Project	7.500%	2/15/29	920,000	798,312
Pennsylvania Economic Development Financing Authority:
Exempt Facilities Revenue, Reliant Energy Seward	6.750%	12/1/36	2,185,000	2,214,082	(a)
Health Systems Revenue, Albert Einstein Healthcare	6.250%	10/15/23	5,000,000	5,270,800
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.625%	1/1/19	1,420,000	1,432,297
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	5,114,550
Solid Waste Disposal Revenue, Waste Management Inc. Project	5.100%	10/1/27	1,000,000	981,670	(a)
Philadelphia, PA, Hospitals & Higher EFA Hospital Revenue, Temple University Hospital	6.625%	11/15/23	10,000,000	10,012,200
Westmoreland County, PA, IDA Revenue, Health Care Facilities, Redstone Highlands Health	8.125%	11/15/30	4,000,000	4,277,960	(b)
Total Pennsylvania				54,164,356
Puerto Rico — 4.1%
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/25	7,500,000	7,715,325
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	12,000,000	11,928,000	(c)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/42	10,000,000	10,373,400
Total Puerto Rico				30,016,725
Rhode Island — 0.1%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue Refunding	7.250%	7/15/35	1,000,000	758,070
South Carolina — 0.5%
Newberry County, SC, Special Source Revenue, Refunding J.F. Hawkins Nursing Home, Radian	5.000%	3/1/30	2,000,000	1,740,920
Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project	6.100%	4/1/23	2,000,000	2,015,100	(a)
Total South Carolina				3,756,020
Tennessee — 3.1%
Clarksville, TN, Natural Gas Acquisition Corp. Gas Revenue	5.000%	12/15/21	1,500,000	1,478,805
Knox County, TN, Health, Educational & Housing Facilities Board Revenue, University Health Systems Inc.	5.000%	4/1/18	3,870,000	3,856,919
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	1,000,000	852,430
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/26	17,000,000	16,504,790
Total Tennessee				22,692,944
Texas — 15.1%
Austin-Bergstrom, TX, Landhost Enterprises Inc., Airport Hotel, Senior	6.750%	4/1/27	5,025,000	3,360,368	(f)
Brazos River, TX:
Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co.	5.900%	5/1/28	11,500,000	11,259,995	(a)(e)
Harbor Navigation District, Brazoria County Environmental, Dow Chemical Co. Project	5.950%	5/15/33	10,385,000	10,280,631	(a)(g)
Harbor Navigation District, Brazoria County Environmental, Dow Chemical Co. Project	6.625%	5/15/33	1,000,000	1,014,100	(a)
Burnet County, TX, Public Facility Project Revenue	7.750%	8/1/29	3,000,000	3,029,970

See Notes to Financial Statements.

8	Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report

Legg Mason Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement	6.375%	5/1/35	$1,665,000	$1,182,816	(a)
Denton County, TX, Reclamation Road District	8.500%	6/1/16	105,000	100,159
Garza County, TX, Public Facility Corp.	5.500%	10/1/19	1,400,000	1,303,428
Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project	7.500%	10/1/12	3,000,000	3,077,730	(a)(e)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	5,135,000	4,753,161
Houston, TX, Airport Systems Revenue, Special Facilities, Continental Airlines Inc. Project	6.125%	7/15/27	6,645,000	5,863,349	(a)
Maverick County, TX, Public Facility Corp. Project Revenue	6.250%	2/1/24	625,000	540,500
Maverick County, TX, Public Facility Corp. Project Revenue	6.375%	2/1/29	520,000	430,279
Midlothian, TX, Development Authority, Tax Increment Contract Revenue	7.875%	11/15/26	3,000,000	3,340,590	(b)
Midlothian, TX, Development Authority, Tax Increment Contract Revenue	6.200%	11/15/29	2,500,000	2,514,750
Refunding, Subordinated Lien	5.125%	11/15/26	1,065,000	892,640
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,000,000	10,222,400
North Texas Tollway Authority Revenue	6.250%	1/1/39	2,000,000	2,146,660
North Texas Tollway Authority Revenue	5.750%	1/1/40	10,000,000	10,209,500
Port Corpus Christi, TX, Celanese Project	6.450%	11/1/30	1,995,000	2,040,087
San Leanna Educational Facilities Corp., Education Revenue, Saint Edwards University Project	5.000%	6/1/20	1,000,000	1,006,030
San Leanna Educational Facilities Corp., Education Revenue, Saint Edwards University Project	5.125%	6/1/22	2,000,000	2,015,040
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Northwest Senior Housing Edgemere Project	5.750%	11/15/12	1,100,000	1,134,925
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	5,188,600
Texas Private Activity Bond Surface Transportation Corp., Senior Lien	6.875%	12/31/39	10,000,000	10,394,500
Texas State Public Finance Authority, Charter School Finance Corp. Revenue, Uplift Education	5.875%	12/1/36	1,000,000	951,410
Willacy County, TX:
Local Government Corp. Revenue	6.875%	9/1/28	11,190,000	9,701,283
PFC Project Revenue	8.250%	12/1/23	3,000,000	2,774,520
County Jail	7.500%	11/1/25	690,000	606,234
Total Texas				111,335,655
U.S. Virgin Islands — 1.1%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	7,500,000	7,986,300
Virginia — 2.8%
Alexandria, VA, Redevelopment & Housing Authority, MFH Revenue, Parkwood Court Apartments Project	8.125%	4/1/30	1,020,000	951,731
Broad Street CDA Revenue	7.500%	6/1/33	1,000,000	899,980
Chesterfield County, VA, EDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric Power Co. Project	5.600%	11/1/31	6,000,000	5,917,800	(a)
Virginia Beach, VA, Development Authority MFH Revenue, Residential Rental:
Hampton Project	7.500%	10/1/39	2,380,000	2,260,834	(a)
Mayfair Project	7.500%	10/1/39	2,380,000	2,260,833	(a)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.750%	7/1/38	7,500,000	8,545,200
Total Virginia				20,836,378

See Notes to Financial Statements.

Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

January 31, 2010

Legg Mason Western Asset Municipal High Income Fund

Security	Rate	Maturity Date	Face Amount	Value
West Virginia — 1.5%
Pleasants County, WV, PCR, Refunding County Commission Allegheny	5.250%	10/15/37	$11,450,000	$10,903,835
Wisconsin — 0.6%
Wisconsin State HEFA Revenue:
Aurora Health Care	6.400%	4/15/33	1,000,000	1,018,060
Aurora Health Care Inc.	5.625%	4/15/39	2,000,000	1,950,820
Marshfield Clinic	6.000%	2/15/25	1,500,000	1,508,490
Total Wisconsin				4,477,370
Total Investments before Short-Term Investments (Cost — $719,468,913)				718,986,152
Short-Term Investments — 4.3%
California — 0.0%
California MFA, Exempt Facilities Revenue, ExxonMobil Project	0.170%	2/1/10	200,000	200,000	(a)(h)
Florida — 2.1%
Gainesville, FL, Utilities System Revenue, SPA-SunTrust Bank	0.240%	2/1/10	15,000,000	15,000,000	(h)
Jacksonville, FL, Economic Development Commission Hospital Revenue, Shands Jacksonville Medical Center Inc., LOC-Wachovia Bank N.A.	0.210%	2/1/10	400,000	400,000	(h)
Total Florida				15,400,000
Minnesota — 0.0%
Robbinsdale, MN, Revenue, North Memorial Health Care, LOC-Wells Fargo Bank N.A.	0.180%	2/1/10	200,000	200,000	(h)
Missouri — 0.8%
Missouri State HEFA:
Educational Facilities Revenue, Washington University, SPA-JPMorgan Chase	0.180%	2/1/10	5,000,000	5,000,000	(h)
Revenue, St. Louis University, LOC-Wells Fargo Bank N.A.	0.180%	2/1/10	800,000	800,000	(h)
Total Missouri				5,800,000
New York — 1.1%
New York City, NY, GO:
LOC-U.S. Bank N.A.	0.170%	2/1/10	650,000	650,000	(h)
SPA-JPMorgan Chase	0.190%	2/1/10	2,800,000	2,800,000	(h)
SPA-Wachovia Bank N.A.	0.180%	2/1/10	4,775,000	4,775,000	(h)
Total New York				8,225,000
Puerto Rico — 0.3%
Commonwealth of Puerto Rico, GO:
Public Improvements:
AGM, SPA-Dexia Bank	0.230%	2/4/10	100,000	100,000	(h)
LOC-Wachovia Bank N.A.	0.180%	2/1/10	100,000	100,000	(h)
Refunding, Public Improvements, SPA-Dexia Credit Local	0.180%	2/1/10	1,500,000	1,500,000	(h)
Total Puerto Rico				1,700,000
Total Short-Term Investments (Cost — $31,525,000)				31,525,000
Total Investments — 101.6% (Cost — $750,993,913#)				750,511,152
Liabilities in Excess of Other Assets — (1.6)%				(12,009,021)
Total Net Assets — 100.0%				$738,502,131

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Security is purchased on a when-issued basis.

See Notes to Financial Statements.

10	Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report

Legg Mason Western Asset Municipal High Income Fund

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Maturity date shown represents the mandatory tender date.

(f)	The coupon payment on these securities is currently in default as of January 31, 2010.

(g)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2010.

(h)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ACA	— American Capital Assurance — Insured Bonds
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corp. — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
CDA	— Community Development Authority
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
RDA	— Redevelopment Agency
Radian	— Radian Asset Assurance — Insured Bonds
SPA	— Standby Bond Purchase Agreement — Insured Bonds

See Notes to Financial Statements.

Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

January 31, 2010

Legg Mason Western Asset Municipal High Income Fund

Summary of Investments by Industry*
Health care	19.1%
Industrial revenue	15.8
Power	12.2
Education	10.3
Transportation	7.8
Pre-refunded/escrowed to maturity	5.9
Special tax obligation	5.5
Other	5.4
Leasing	4.6
Water & sewer	3.4
Solid waste/resource recovery	3.1
Local general obligation	1.9
Housing	0.8
Short-term investments	4.2
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2010 and are subject to change.

Ratings † (unaudited)
S&P/Moody’s/Fitch‡
AAA/Aaa	2.5%
AA/Aa	0.6
A	24.9
BBB/Baa	37.6
BB/Ba	8.9
B	0.6
CCC/Caa	1.2
A-1/VMIG1	4.2
NR	19.5
100.0%

†	As a percentage of total investments.

‡	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the lowest rating category received from an NRSRO.

See pages 13 and 14 for definitions of ratings.

See Notes to Financial Statements.

12	Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report	13

Bond ratings (unaudited) (cont’d)

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.
MIG 1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

14	Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report

Statement of assets and liabilities (unaudited)

January 31, 2010

Assets:
Investments, at value (Cost — $750,993,913)	$750,511,152
Cash	28,455
Interest receivable	10,192,517
Receivable for Fund shares sold	4,346,341
Receivable for securities sold	661,600
Prepaid expenses	45,022
Total Assets	765,785,087

Liabilities:
Payable for securities purchased	23,410,659
Payable for Fund shares repurchased	2,758,203
Distributions payable	482,883
Investment management fee payable	335,620
Distribution fees payable	150,667
Trustees’ fees payable	27,825
Accrued expenses	117,099
Total Liabilities	27,282,956
Total Net Assets	$738,502,131

Net Assets:
Par value (Note 7)	$540
Paid-in capital in excess of par value	833,891,211
Undistributed net investment income	495,278
Accumulated net realized loss on investments and futures contracts	(95,402,137)
Net unrealized depreciation on investments	(482,761)
Total Net Assets	$738,502,131

Shares Outstanding:
Class A	43,391,827
Class B	1,398,148
Class C	8,276,846
Class I	910,914

Net Asset Value:
Class A (and redemption price)	$13.70
Class B*	$13.63
Class C*	$13.62
Class I (and redemption price)	$13.63

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$14.31

*	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report	15

Statement of operations (unaudited)

For the Six Months Ended January 31, 2010

Investment Income:
Interest	$20,936,500

Expenses:
Investment management fee (Note 2)	1,835,669
Distribution fees (Notes 2 and 5)	839,279
Transfer agent fees (Note 5)	94,642
Registration fees	43,814
Audit and tax	24,612
Shareholder reports (Note 5)	23,532
Legal fees	21,446
Insurance	7,094
Trustees’ fees	4,466
Custody fees	2,739
Miscellaneous expenses	1,530
Total Expenses	2,898,823
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(529)
Net Expenses	2,898,294
Net Investment Income	18,038,206

Realized and Unrealized Gain (loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(62,062)
Futures contracts	383,321
Net Realized Gain	321,259
Change in Net Unrealized Appreciation/Depreciation From Investments	39,997,223
Net Gain on Investments and Futures Contracts	40,318,482
Increase in Net Assets from Operations	$58,356,688

See Notes to Financial Statements.

16	Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended January 31, 2010 (unaudited) and the Year Ended July 31, 2009	2010	2009

Operations:
Net investment income	$18,038,206	$30,103,926
Net realized gain (loss)	321,259	(16,207,478)
Change in net unrealized appreciation/depreciation	39,997,223	(30,961,236)
Increase (Decrease) in Net Assets From Operations	58,356,688	(17,064,788)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(17,922,815)	(29,958,839)
Decrease in Net Assets from Distributions to Shareholders	(17,922,815)	(29,958,839)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	191,517,007	237,711,582
Reinvestment of distributions	14,064,890	22,809,501
Cost of shares repurchased	(99,845,960)	(158,397,124)
Increase in Net Assets From Fund Share Transactions	105,735,937	102,123,959
Increase in Net Assets	146,169,810	55,100,332

Net Assets:
Beginning of period	592,332,321	537,231,989
End of period*	$738,502,131	$592,332,321
*Includes undistributed net investment income of:	$495,278	$379,887

See Notes to Financial Statements.

Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report	17

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class A Shares[1]	2010[2]	2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.85	$14.10	$15.01	$14.88	$14.33	$14.33

Income (loss) from operations:
Net investment income	0.38	0.75	0.74	0.74	0.81	0.83
Net realized and unrealized gain (loss)	0.84	(1.25)	(0.91)	0.15	0.50	0.08
Total income (loss) from operations	1.22	(0.50)	(0.17)	0.89	1.31	0.91

Less distributions from:
Net investment income	(0.37)	(0.75)	(0.74)	(0.76)	(0.76)	(0.91)
Total distributions	(0.37)	(0.75)	(0.74)	(0.76)	(0.76)	(0.91)

Net asset value, end of period	$13.70	$12.85	$14.10	$15.01	$14.88	$14.33
Total return[3]	9.58%	(3.20)%	(1.17)%	6.06%	9.40%	6.56%[4]

Net assets, end of period (millions)	$595	$469	$424	$379	$269	$271

Ratios to average net assets:
Gross expenses	0.76%[5]	0.77%	0.80%	0.83%[6]	0.89%	0.93%
Net expenses	0.76 [5]	0.77	0.80 [7]	0.83 [6,8]	0.88 [8]	0.91 [8]
Net investment income	5.51 [5]	6.02	5.06	4.88	5.55	5.83

Portfolio turnover rate	12%	20%	27%	10%	13%	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2010 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.82%.

[7]	The impact to the expense ratio was less than 0.01% as a result of compensating balance agreements.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class B Shares[1]	2010[2]	2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.79	$14.11	$15.01	$14.89	$14.34	$14.34

Income (loss) from operations:
Net investment income	0.34	0.68	0.66	0.66	0.73	0.76
Net realized and unrealized gain (loss)	0.83	(1.32)	(0.90)	0.14	0.51	0.08
Total income (loss) from operations	1.17	(0.64)	(0.24)	0.80	1.24	0.84

Less distributions from:
Net investment income	(0.33)	(0.68)	(0.66)	(0.68)	(0.69)	(0.84)
Total distributions	(0.33)	(0.68)	(0.66)	(0.68)	(0.69)	(0.84)

Net asset value, end of period	$13.63	$12.79	$14.11	$15.01	$14.89	$14.34
Total return[3]	9.22%	(4.24)%	(1.63)%	5.45%	8.86%	6.02%[4]

Net assets, end of period (millions)	$19	$20	$26	$35	$44	$51

Ratios to average net assets:
Gross expenses	1.33%[5]	1.32%	1.33%	1.36%[6]	1.40%	1.44%
Net expenses	1.33 [5]	1.32	1.33 [7]	1.35 [6,8]	1.39 [8]	1.43 [8]
Net investment income	4.95 [5]	5.48	4.52	4.38	5.02	5.32

Portfolio turnover rate	12%	20%	27%	10%	13%	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2010 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.35% and 1.34%, respectively.

[7]	The impact to the expense ratio was less than 0.01% as a result of compensating balance agreements.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C Shares[1]	2010[2]	2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.78	$14.10	$15.00	$14.87	$14.33	$14.32

Income (loss) from operations:
Net investment income	0.33	0.68	0.65	0.65	0.73	0.75
Net realized and unrealized gain (loss)	0.84	(1.32)	(0.89)	0.15	0.49	0.09
Total income (loss) from operations	1.17	(0.64)	(0.24)	0.80	1.22	0.84

Less distributions from:
Net investment income	(0.33)	(0.68)	(0.66)	(0.67)	(0.68)	(0.83)
Total distributions	(0.33)	(0.68)	(0.66)	(0.67)	(0.68)	(0.83)

Net asset value, end of period	$13.62	$12.78	$14.10	$15.00	$14.87	$14.33
Total return[3]	9.23%	(4.27)%	(1.66)%	5.46%	8.74%	6.03%[4]

Net assets, end of period (millions)	$113	$94	$86	$55	$25	$26

Ratios to average net assets:
Gross expenses	1.33%[5]	1.34%	1.35%	1.37%[6]	1.45%	1.49%
Net expenses	1.33 [5]	1.34	1.35 [7]	1.37 [6,8]	1.44 [8]	1.48 [8]
Net investment income	4.94 [5]	5.44	4.50	4.30	4.98	5.26

Portfolio turnover rate	12%	20%	27%	10%	13%	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2010 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.37%.

[7]	The impact to the expense ratio was less than 0.01% as a result of compensating balance agreements.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class I Shares[1]	2010[2]	2009	2008	2007[3]

Net asset value, beginning of period	$12.79	$14.10	$15.01	$15.20

Income (loss) from operations:
Net investment income	0.38	0.76	0.74	0.26
Net realized and unrealized gain (loss)	0.84	(1.30)	(0.89)	(0.18)
Total income (loss) from operations	1.22	(0.54)	(0.15)	0.08

Less distributions from:
Net investment income	(0.38)	(0.77)	(0.76)	(0.27)
Total distributions	(0.38)	(0.77)	(0.76)	(0.27)

Net asset value, end of period	$13.63	$12.79	$14.10	$15.01
Total return[4]	9.59%	(3.51)%	(1.05)%	0.53%

Net assets, end of period (000s)	$12,414	$8,830	$1,393	$443

Ratios to average net assets:
Gross expenses	0.66%[5]	0.62%	0.66%	0.66%[5]
Net expenses	0.65 [5,6,7]	0.62	0.66 [8]	0.66 [5]
Net investment income	5.61 [5]	6.18	5.09	4.76 [5]

Portfolio turnover rate	12%	20%	27%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2010 (unaudited).

[3]	For the period March 20, 2007 (inception date) to July 31, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation, effective September 18, 2009 through December 31, 2011, the ratio of expenses other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.65%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact to the expense ratio was less than 0.01% as a result of compensating balance agreements.

See Notes to Financial Statements.

Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Municipal High Income Fund (formerly known as Legg Mason Partners Municipal High Income Fund) (the “Fund”), is a separate diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the issuance date of the financial statements.

(a) Investment valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$718,986,152	—	$718,986,152
Short-term investments†	—	31,525,000	—	31,525,000
Total investments	—	$750,511,152	—	$750,511,152

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

22	Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Credit and market risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Securities traded on a when-issue basis. The Fund may trade securities on a when-issue basis. In a when-issue transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or credit event occurs by the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance agreements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.550%
Next $1 billion	0.525
Next $3 billion	0.500
Next $5 billion	0.475
Over $10 billion	0.450

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation, effective September 18, 2009 through December 31, 2011, the ratio of expenses other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.65%. This expense limitation cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

During the six months ended January 31, 2010, LMPFA waived a portion of its management fee amounting to $529.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below an expense limitation (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2010, LMIS and its affiliates received sales charges of approximately $50,000 on sales of the Fund’s Class A shares. In addition, for the six months ended January 31, 2010, CDSCs paid to LMIS and its affiliates were approximately:

	Class A	Class B	Class C
CDSCs	$6,000	$15,000	$8,000

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the

24	Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report

Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of January 31, 2010, the Fund had $15,198 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended January 31, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were substantially as follows:

Purchases	$175,789,794
Sales	79,029,715

At January 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$29,443,277
Gross unrealized depreciation	(29,926,038)
Net unrealized depreciation	$(482,761)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended January 31, 2010. The table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Other Contracts Risk	Total
Futures contracts	$383,321	—	$383,321

At January 31, 2010, the Fund did not have any derivative instruments outstanding.

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. Distribution fees are accrued and paid monthly.

For the six months ended January 31, 2010, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses*
Class A	$396,479	$59,935	$3,031
Class B	67,643	9,227	339
Class C	375,157	21,357	1,238
Class I	—	4,123	96
Total	$839,279	$94,642	$4,704

*	For the period August 1, 2009 through September 9, 2009. Subsequent to September 9, 2009, these expenses were accrued as common fund expenses.

Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

For the six months ended January 31, 2010, waivers and/or reimbursements by class were as follows:

Waivers/ Reimbursements
Class A	—
Class B	—
Class C	—
Class I	$529
Total	$529

6. Distributions to shareholders by class

	Six Months Ended January 31, 2010	Year Ended July 31, 2009
Net Investment Income:
Class A	$14,478,777	$24,138,112
Class B	511,868	1,181,229
Class C	2,628,983	4,352,892
Class I	303,187	286,606
Total	$17,922,815	$29,958,839

7. Shares of beneficial interest

At January 31, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2010		Year Ended July 31, 2009
	Shares	Amount	Shares	Amount

Class A
Shares sold	11,998,235	$162,669,104	14,753,092	$184,642,438
Shares issued on reinvestment	853,642	11,586,989	1,533,087	18,970,700
Shares repurchased	(5,984,754)	(81,441,847)	(9,787,380)	(121,409,984)
Net increase	6,867,123	$92,814,246	6,498,799	$82,203,154

Class B
Shares sold	166,852	$2,241,559	344,343	$4,279,928
Shares issued on reinvestment	29,599	399,734	70,136	861,938
Shares repurchased	(369,295)	(4,983,418)	(701,401)	(8,701,932)
Net decrease	(172,844)	$(2,342,125)	(286,922)	$(3,560,066)

Class C
Shares sold	1,717,101	$23,105,775	3,106,984	$38,666,605
Shares issued on reinvestment	131,750	1,778,833	218,856	2,697,387
Shares repurchased	(934,912)	(12,599,325)	(2,077,471)	(25,282,765)
Net increase	913,939	$12,285,283	1,248,369	$16,081,227

Class I
Shares sold	258,863	$3,500,569	817,050	$10,122,611
Shares issued on reinvestment	22,152	299,334	22,757	279,476
Shares repurchased	(60,727)	(821,370)	(247,970)	(3,002,443)
Net increase	220,288	$2,978,533	591,837	$7,399,644

26	Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report

8. Capital loss carryforward

As of July 31, 2009, the Fund had a net capital loss carryforward of approximately $80,051,718, of which $1,263,689 expires in 2010, $3,834,151 expires in 2011, $11,653,755 expires in 2012, $25,925,282 expires in 2013, $20,423,175 expires in 2014, $3,351,932 expires in 2016 and $13,599,734 expires in 2017. These amounts will be available to offset any future taxable capital gains.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as a sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

10. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM by the SEC. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the adviser for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

The five actions were subsequently consolidated, and a consolidated complaint was filed. On September 26, 2007, the U.S. District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. On February 16, 2010, the U.S. Court of Appeals for the Second Circuit issued its opinion affirming the dismissal, in part, and vacating and remanding, in part. The opinion

28	Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report

affirmed the dismissal with prejudice of plaintiffs’ claim pursuant to Section 36(b) of the Investment Company Act but vacated the dismissal of the Section 10(b) securities fraud claim. The case has been remanded to Judge Pauley of the U.S. District Court for the Southern District of New York.

11. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset / CitiSM New York Tax Free Reserves (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit ruled that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. Briefing and oral argument are expected to occur during 2010.

Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report	29

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on November 9-10, 2009, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Legg Mason Western Asset Municipal High Income Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided by management before the Meeting. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had continued to expand as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

30	Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans and organizational changes. The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as high yield municipal debt funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2009 was above the median.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in the scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services (including services related to the preparation and maintenance of the Fund’s registration statement and shareholder reports, as well as calculation of the Fund’s net asset value on a daily basis), office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report	31

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of retail front-end load funds (including the Fund) classified as high yield municipal debt funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was slightly above the median and Actual Management Fee was above the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board took into account management’s discussion of the Fund’s expenses.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant two years ago. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that although the Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, the Fund’s Contractual Management Fee was within the range of the average of management fees paid by the other funds in the Expense Group at all asset levels.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*    *    *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

32	Legg Mason Western Asset Municipal High Income Fund 2010 Semi-Annual Report

Legg Mason Western Asset

Municipal High Income Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

PNC Global Investment Servicing

4400 Computer Drive

Westborough, Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Western Asset Municipal High Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

Legg Mason Western Asset Municipal High Income Fund

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset Municipal High Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

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Member FINRA, SIPC

Privacy Policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02173 3/10 SR10-1046

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: March 30, 2010

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date: March 30, 2010